Segment Information	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Segment Information
Note 3: Segment Information
The Company is organized as five reportable segments, reflecting how the businesses are managed. The accounting policies applied by the segments are the same as those applied by the Company. The segments offer products and services to target customers as described below.
Legal Professionals
The Legal Professionals segment serves law firms and governments with research and workflow products, focusing on intuiti
v
e legal research powered by emerging technologies and integrated legal workflow solutions that combine content, tools and analytics.
Corporates
The Corporates segment serves corporate customers from small businesses to multinational organizations, including the seven largest global accounting firms, with the Company’s full suite of content-enabled technology solutions for in-house
legal, tax, regulatory, compliance and IT professionals.
Tax & Accounting Professionals
The Tax & Accounting Professionals segment serves tax, accounting and audit professionals in accounting firms (other than the seven largest, which are served by the Corporates segment) with research and workflow products, focusing on intuitive tax offerings and automating tax workflows.
Reuters News
The Reuters News segment supplies business, financial, national and international news to professionals via desktop terminals, including through Refinitiv, the world’s media organizations, industry events and directly to consumers.
Global Print
The Global Print segment provides legal and tax information primarily in print format to customers around the world.
The Company also reports “Corporate costs”, which includes expenses for corporate functions and does not qualify as a reportable segment.

	Three months ended June 30,		Six months ended June 30,

	2021	2020	2021	2020
Revenues
Legal Professionals	673	620	1,341	1,246
Corporates	348	329	732	696
Tax & Accounting Professionals	197	168	422	386
Reuters News	168	155	328	310
Global Print	147	134	290	289
Eliminations/Rounding	(1)	(1)	(1)	(2)
Consolidated revenues	1,532	1,405	3,112	2,925

Adjusted EBITDA
Legal Professionals	285	254	564	484
Corporates	130	118	276	235
Tax & Accounting Professionals	72	54	170	138
Reuters News	35	25	63	44
Global Print	56	54	113	117
Corporate costs	(76)	(26)	(126)	(59)
Adjusted EBITDA	502	479	1,060	959
Fair value adjustments (see note 5)	(6)	(3)	(2)	20
Depreciation	(42)	(43)	(88)	(83)
Amortization of computer software	(122)	(118)	(237)	(229)
Amortization of other identifiable intangible assets	(30)	(30)	(61)	(60)
Other operating gains, net	14	80	31	48
Consolidated operating profit	316	365	703	655
Net interest expense	(49)	(52)	(100)	(97)
Other finance income (costs)	2	(13)	(4)	34
Share of post-tax earnings (losses) in equity method investments	1,092	(153)	7,389	(207)
Tax expense	(289)	(16)	(1,883)	(63)
Earnings from continuing operations	1,072	131	6,105	322
In accordance with IFRS 8,
Operating Segments
,
the Company discloses certain information about its reportable segments based upon measures used by management in assessing the performance of those reportable segments. These measures are defined below and may not be comparable to similar measures of other companies.
Adjusted EBITDA

●
Segment adjusted EBITDA represents earnings from continuing operations before tax expense or benefit, net interest expense, other finance costs or income, depreciation, amortization of software and other identifiable intangible assets, the Company’s share of post-tax
earnings or losses in equity method investments, other operating gains and losses, certain asset impairment charges, fair value adjustments, and corporate related items.

●	The Company does not consider these excluded items to be controllable operating activities for purposes of assessing the current performance of the reportable segments.
●
Each segment includes an allocation of costs, based on usage or other applicable measures, for centralized support services such as technology, customer service, commercial policy, facilities management, and product and content development. Additionally, product costs are allocated when one segment sells products managed by another segment.

●	Consolidated adjusted EBITDA is comprised of adjusted EBITDA from reportable segments and Corporate costs.